Goodwill and Intangible Assets-Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment		Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of reporting units (segments)	3
Number of reporting units (segments)	7
Amortization of intangible assets	$ 342		$ 384	$ 428
Investment Management
Segment Reporting Information [Line Items]
Number of reporting units (segments)	2
Amortization of intangible assets	148		192
Investment Services
Segment Reporting Information [Line Items]
Number of reporting units (segments)	4
Amortization of intangible assets	194	[1]	192
Other
Segment Reporting Information [Line Items]
Number of reporting units (segments)	1
Amortization of intangible assets	$ 0		$ 0

[1]	Includes an $8 million intangible asset impairment recorded in 2013.